Depreciation and amortization by function (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Depreciation And Amortization [Line Items]
Depreciation and amortisation expense	$ 158,392	$ 239,163	$ 216,076
Property, plant and equipment
Disclosure Of Depreciation And Amortization [Line Items]
Depreciation and amortisation expense	21,365	36,176	40,073
Right-of-use assets
Disclosure Of Depreciation And Amortization [Line Items]
Depreciation and amortisation expense	20,167	14,611	9,117
Assets under operating leases
Disclosure Of Depreciation And Amortization [Line Items]
Depreciation and amortisation expense	14,004	0	0
Intangible assets
Disclosure Of Depreciation And Amortization [Line Items]
Depreciation and amortisation expense	102,856	188,376	166,886
Cost of sales
Disclosure Of Depreciation And Amortization [Line Items]
Depreciation and amortisation expense	45,276	54,051	60,065
Cost of sales | Property, plant and equipment
Disclosure Of Depreciation And Amortization [Line Items]
Depreciation and amortisation expense	16,188	30,557	38,671
Cost of sales | Right-of-use assets
Disclosure Of Depreciation And Amortization [Line Items]
Depreciation and amortisation expense	7,852	9,822	6,947
Cost of sales | Assets under operating leases
Disclosure Of Depreciation And Amortization [Line Items]
Depreciation and amortisation expense	14,004	0	0
Cost of sales | Intangible assets
Disclosure Of Depreciation And Amortization [Line Items]
Depreciation and amortisation expense	7,232	13,672	14,447
Research and development expense
Disclosure Of Depreciation And Amortization [Line Items]
Depreciation and amortisation expense	96,036	176,869	152,395
Research and development expense | Property, plant and equipment
Disclosure Of Depreciation And Amortization [Line Items]
Depreciation and amortisation expense	23	1,845	0
Research and development expense | Right-of-use assets
Disclosure Of Depreciation And Amortization [Line Items]
Depreciation and amortisation expense	389	385	0
Research and development expense | Assets under operating leases
Disclosure Of Depreciation And Amortization [Line Items]
Depreciation and amortisation expense	0	0	0
Research and development expense | Intangible assets
Disclosure Of Depreciation And Amortization [Line Items]
Depreciation and amortisation expense	95,624	174,639	152,395
Selling, general and administrative expense
Disclosure Of Depreciation And Amortization [Line Items]
Depreciation and amortisation expense	17,080	8,243	3,616
Selling, general and administrative expense | Property, plant and equipment
Disclosure Of Depreciation And Amortization [Line Items]
Depreciation and amortisation expense	5,154	3,774	1,402
Selling, general and administrative expense | Right-of-use assets
Disclosure Of Depreciation And Amortization [Line Items]
Depreciation and amortisation expense	11,926	4,404	2,170
Selling, general and administrative expense | Assets under operating leases
Disclosure Of Depreciation And Amortization [Line Items]
Depreciation and amortisation expense	0	0	0
Selling, general and administrative expense | Intangible assets
Disclosure Of Depreciation And Amortization [Line Items]
Depreciation and amortisation expense	$ 0	$ 65	$ 44